CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
CURRENT LIABILITIES
Schedule of accounts payable and accrued liabilities

As at December 31,	2020	2019
Accounts payable	$9,876	$6,840
Tenant security deposits	6,793	3,978
Employee unit-based compensation	7,118	5,586
Trustee/director unit-based compensation	5,219	3,301
Accrued salaries, incentives and benefits	5,783	5,416
Accrued interest payable	7,956	6,507
Accrued construction payable	6,285	5,933
Accrued professional fees	2,620	3,822
Accrued property operating costs	8,878	6,376
Accrual associated with a property disposal (note 7)	—	1,944
Other accrued liabilities	669	480
	$61,197	$50,183